Long - Term Debt - Credit Facilities 2 (Details) $ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Sep. 23, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 15, 2018 USD ($)
Line of Credit Facility [Line Items]
Outstanding amount	$ 844,996
Proceeds From Lines of Credit	$ 47,000	$ 13,000
$38.5 Million Blue Ocean Junior Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility issuance date	Sep. 19, 2019
Outstanding amount	$ 38,500
Line of Credit Facility, Expiration Date	Sep. 24, 2024
Line of Credit Facility, Number of Repayment Installments	1
Debt instrument, interest rate	10.00%
Proceeds From Lines of Credit			$ 38,500
$180.5 Million Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility issuance date	Nov. 09, 2018
Line of credit facility maximum borrowing capacity	$ 180,500
Outstanding amount					$ 180,500
Line of Credit Facility, Expiration Date	Jun. 30, 2022
Senior Facility [Member]
Line of Credit Facility [Line Items]
Outstanding amount	$ 123,089
Line of Credit Facility, Expiration Date	Jun. 30, 2022
Number of loan tranches	3
Line of Credit Facility, Frequency of Payments	quarterly
Line of Credit Facility, Interest Rate Description	LIBOR
Loan margin percentage	3.00%
Debt Service Coverage Ratio (DSCR)	110.00%
Debt Instrument, Face Amount				$ 141,900
Senior Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment	$ 868
Line of Credit Facility, Number of Repayment Installments	14
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 35,148
Senior Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment	$ 863
Line of Credit Facility, Number of Repayment Installments	14
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 35,218
Senior Facility [Member] | Tranche C [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment	$ 858
Line of Credit Facility, Number of Repayment Installments	14
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 35,288
Junior Facility [Member]
Line of Credit Facility [Line Items]
Outstanding amount	$ 33,482
Line of Credit Facility, Expiration Date	Jun. 30, 2022
Number of loan tranches	3
Line of Credit Facility, Frequency of Payments	quarterly
Line of Credit Facility, Interest Rate Description	LIBOR
Loan margin percentage	10.00%
Debt Service Coverage Ratio (DSCR)	110.00%
Debt Instrument, Face Amount				$ 38,600
Junior Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment	$ 236
Line of Credit Facility, Number of Repayment Installments	14
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 9,563
Junior Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment	$ 235
Line of Credit Facility, Number of Repayment Installments	14
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 9,577
Junior Facility [Member] | Tranche C [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment	$ 233
Line of Credit Facility, Number of Repayment Installments	14
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 9,604